Investment Strategy - Federated Hermes Mortgage Strategy Portfolio	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in the Mortgage Core Fund (the “Underlying Fund”), a portfolio of Federated Hermes Core Trust, and individual mortgage-backed securities, including collateralized mortgage obligations (CMOs), and, at times, overlaying derivatives to manage yield curve and duration changes and/or hedge portfolio risk across all investments, as described below. The investment objective of the Underlying Fund is to provide total return. Under normal market conditions, the Underlying Fund invests primarily in mortgage-backed securities (MBS) of investment-grade quality and seeks to provide returns consistent with investments in the market for U.S. home mortgages. The Underlying Fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The Underlying Fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The Underlying Fund also may invest in U.S. government securities, asset-backed securities (ABS), commercial MBS (CMBS) and certain derivative instruments. Federated Investment Counseling (FIC), a subsidiary of Federated Hermes, currently manages the Federated Hermes Core Plus SMA and Federated Hermes Core Aggregate SMA (together, the “Federated SMAs”). The Federated SMAs invest in a number of Federated funds, including the Fund, to manage their investment program. In the future, eligible investors may include other wrap fee, separately managed and other discretionary investment accounts that are advised or sub-advised by FIC, its affiliates, or certain other discretionary managers. The Federated SMAs invest in the Fund to gain exposure to MBS. The Fund, in turn, in addition to investing in the Underlying Fund, invests in derivatives instruments, in particular Treasury futures for more effective management of yield curve and duration changes and to better hedge portfolio risk across the Federated SMAs’ investments. As a result, the Fund’s derivatives portfolio is managed in a manner to facilitate efficient yield curve and duration changes and/or to hedge portfolio risk across the Federated SMAs and not just the Fund, which may result in exposure to derivatives that exceeds or differs from the Fund’s exposure to the underlying instrument. When selecting investments for its portfolio, the Fund can invest in securities directly or in other investment companies, including, for example, the Underlying Fund and other funds advised by Federated Investment Management Company (the “Adviser” or the “Underlying Fund Adviser”) or its affiliates. The Fund’s investment in the Underlying Fund is generally expected to be a substantial portion of the Fund’s portfolio. The Underlying Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within one year above or below the Bloomberg US Mortgage Backed Securities Index (the “Index”). The average dollar-weighted duration of the Index is approximately 5.63 years as of December 31, 2025. At times, the Underlying Fund Adviser’s calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected fixed interest and principal payments. The Underlying Fund Adviser seeks to create a portfolio, consisting of MBS, derivative instruments and other securities, that outperforms the Index. Based on fundamental analysis, the Fund/Underlying Fund Adviser will consider a variety of factors when making decisions to purchase or sell particular securities or derivative instruments. The Fund/Underlying Fund may, but is not required to, use derivative instruments, which are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Fund/Underlying Fund can invest, or to manage yield curve and duration changes and/or hedge against a potential loss in the underlying asset. There can be no assurance that the Fund/Underlying Fund’s use of derivative or hybrid instruments will work as intended. The Adviser employs the same management, security selection and derivative strategies when the Fund invests directly in the securities, instruments and investments in which the Underlying Fund invests. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in mortgage investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. Derivative investments made by the Fund/Underlying Fund that provide investment exposure to investments suggested by the Fund’s/Underlying Fund’s name are included within such fund’s 80% policy and are calculated at notional value.